Preferred Stock (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Sep. 22, 2011	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Proceeds from issuance of preferred stock	$ 39,400
Preferred stock dividends paid		$ 197	$ 197	$ 394	$ 713	$ 1,972
Period after which dividend rate will increase				4 years 6 months
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Carrying amount of stock redeemed				$ 21,100
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Carrying amount of stock redeemed				$ 21,100
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock dividend rate after 4.5 years (in hundredths)				9.00%
Series C Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate (in hundredths)				1.00%
Series C Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate (in hundredths)				5.00%